Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Functional and reporting currency

Functional and reporting currency

These consolidated financial statements and accompanying notes are presented in Swiss Francs (CHF), which is AC Immune SA’s functional currency and the Group’s reporting currency. The Company’s subsidiary has a functional currency of the U.S. Dollar (USD). The respective functional currency represents the primary economic environment in which the entities operate.

The following exchange rates have been used for the translation of the financial statements of AC Immune USA:

	For the Year Ended
	December 31,
	2022	2021	2020
CHF/USD
Closing rate, USD 1	0.933	0.923	N/A
Weighted average exchange rate, USD 1	0.965	0.929	N/A

The results and financial position of AC Immune USA are translated into the presentation currency as follows:

i.	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;
ii.	income and expenses for each statement of income/(loss) are translated at average exchange rates; and
iii.	all resulting exchange differences are recognized in other comprehensive income/(loss), within cumulative translation differences.

Critical judgments and accounting estimates

Critical judgments and accounting estimates

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses.

The areas where AC Immune has had to make judgments, estimates and assumptions relate to (i) revenue recognition on LCAs, (ii) clinical development accruals, (iii) net employee defined benefit liability, (iv) income taxes, (v) share-based compensation, (vi) right-of-use assets and lease liabilities and (vii) our IPR&D asset. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Basis of consolidation

Basis of consolidation

The annual closing date of the individual financial statements is December 31. The Company fully-owns its Subsidiary and fully consolidates its financial statements into these consolidated financial statements. All intercompany transactions have been eliminated.

Foreign currency transactions

Foreign currency transactions

Foreign currency transactions are translated into the respective functional currency using prevailing exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of income/(loss). Any gains or losses from these translations are included in the consolidated statements of income/(loss) in the period in which they arise.

Current vs. non-current classification

Current vs. non-current classification

The Company presents assets and liabilities in the consolidated balance sheets based on current/non-current classification. The Company classifies all amounts to be realized or settled within 12 months after the reporting period to be current and all other amounts to be non-current.

Revenue recognition

Revenue recognition

The Company applies IFRS 15 Revenue from Contracts with Customers. This standard applies to all contracts with customers, except for contracts that are within the scope of other standards, such as leases, insurance, collaboration arrangements and financial instruments. Under IFRS 15, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of IFRS 15, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company applies the five-step model to contracts only when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of IFRS 15, the Company assesses the goods or services promised within each contract, and determines those that are performance obligations, and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

The Company enters into LCAs which are within the scope of IFRS 15, under which it licenses certain rights to its product candidates and intellectual property to third parties. The terms of these arrangements typically include payment to the Company of one or more of the following: non-refundable, upfront license fees, development, regulatory and/or commercial milestone payments; payments for research and clinical services the Company provides through either its full-time employees or third-party vendors, and royalties on net sales of licensed products commercialized from the Company’s intellectual property. Each of these payments results in license, collaboration and other revenues, which are classified as contract revenue on the consolidated statements of income/(loss).

Licenses of intellectual property

If the license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenues from non-refundable, upfront fees allocated to the license when the license is transferred to the customer and the customer is able to use and benefit from the license. For licenses that are sold in conjunction with a related service, the Company uses judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time. If the performance obligation is settled over time, the Company determines the appropriate method of measuring progress for purposes of recognizing revenue from non-refundable, upfront fees. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

Milestone payments

At the inception of each arrangement that includes development, regulatory and/or commercial milestone payments, the Company evaluates whether the milestones are considered highly probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. If it is highly probable that a significant cumulative revenue reversal would not occur in future periods, the associated milestone value is included in the transaction price. These amounts for the performance obligations under the contract are recognized as they are satisfied. At the end of each subsequent reporting period, the Company re-evaluates the probability of achievement of such milestones and any related constraint, and if necessary, adjusts its estimate of the overall transaction price. Any such adjustments recorded would affect contract revenues and earnings in the period of adjustment.

Research and development services

The Company has certain arrangements with our collaboration partners that include contracting our employees for research and development programs. The Company assesses if these services are considered distinct in the context of each contract and, if so, they are accounted for as separate performance obligations. These revenues are recorded in contract revenue as the services are performed.

Sublicense revenues

The Company has certain arrangements with our collaboration partners that include provisions for sublicensing. The Company recognizes any sublicense revenues at the point in time it is highly probable to obtain and not subject to reversal in the future.

Contract balances

The Company receives payments and determines credit terms from its customers for its various performance obligations based on billing schedules established in each contract. The timing of revenue recognition, billings and cash collections results in billed other current receivables, accrued income (contract assets), and deferred income (contract liabilities) on the consolidated balance sheets. Amounts are recorded as other current receivables when the Company’s right to consideration is unconditional. The Company does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the licensees and the transfer of the promised goods or services to the licensees will be 1 year or less.

For a complete discussion of accounting for contract revenue, see “Note 13. Contract revenues.”

Research and development expenses

Research and development expenses

Given the stage of development of the Company’s products, all research and development expenditure is expensed as incurred as it does not meet the capitalization criteria outlined in IAS 38 Intangible Assets. The Company has not capitalized any R&D expenses to date. Research and development expenditures include:

●	the cost of acquiring, developing and manufacturing active pharmaceutical ingredients for product candidates that have not received regulatory approval, clinical trial materials and other research and development materials;
●	fees and expenses incurred under agreements with contract research organizations, investigative sites and other entities in connection with the conduct of clinical trials and preclinical studies and related services, such as administrative, data-management and laboratory services;
●	fees and costs related to regulatory filings and activities;
●	costs associated with preclinical and clinical activities;
●	employee-related expenses, including salaries and bonuses, benefits, travel and share-based compensation expenses; and
●	all other allocated expenses such as facilities and information technology (IT) costs.

For external research contracts, expenses include those associated with contract research organizations, or CROs, or contract manufacturing organizations, or CMOs. The invoicing from CROs or CMOs for services rendered do not always align with work performed. We accrue the cost of services rendered in connection with CRO or CMO activities based on our estimate of the “stage of completion” for such contracted services. We maintain regular communication with our CRO or CMO vendors to gauge the reasonableness of our estimates and accrue expenses as of the balance sheet date in the consolidated financial statements based on facts and circumstances known at the time.

Registration costs for patents are part of the expenditure for research and development projects. Therefore, registration costs for patents are expensed when incurred as long as the research and development project concerned does not meet the criteria for capitalization.

General and administrative expenses

General and administrative expenses

General and administrative expenses are expensed as incurred and include personnel costs, expenses for outside professional services and all other allocated expenses. Personnel costs consist of salaries, cash bonuses, benefits and share-based compensation. Outside professional services consist of legal, accounting and audit services, IT and other consulting fees. Allocated expenses consist of certain IT, facilities and depreciation expenses.

Grant income

Grant income

The Company has received grants, from time to time, from the Michael J. Fox Foundation (MJFF), the Target ALS Foundation (Target ALS) and other institutions to support certain research projects. Grants are recorded at their fair value in the consolidated statements of income/(loss) within other operating income/(expenses), net when there is reasonable assurance that the Company will satisfy the underlying grant conditions and the grants will be received. In certain circumstances, grant income may be recognized before formal grantor acknowledgement of milestone achievements. To the extent required, grant income is deferred and recognized on a systematic basis over the periods in which the Company expects to recognize the related expenses for which the grants are intended to compensate.

Leases

Leases

The Company applies IFRS 16 Leases, which provides the model for lessee accounting in which all leases, other than short-term and low-value leases, are accounted for by the recognition on the consolidated balance sheet of a right-of-use asset and a lease liability, and the subsequent amortization of the right-of-use asset over the earlier of the end of the useful life or the lease term. In accordance with IFRS 16, the Company (i) does not recognize right-of-use assets and lease liabilities for leases of low value (i.e. approximate fair value of USD 5,000). For a complete discussion of accounting, see “Note 5. Right-of-use assets, long-term financial assets and lease liabilities.”

Right-of-use assets and lease liabilities

At inception of a leasing contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The lease liabilities are classified as current or non-current based on the due dates of the underlying principal payments.

Lease payments generally are fixed for the contract term. The lease liability is measured at amortized cost using the effective interest method. The lease liability is re-measured if there is a change in the estimated lease term, a change in future lease payments arising from a change in an index or rate, a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee or a change in assessment of whether it will exercise a purchase, extension or termination option.

At inception, the right-of-use asset comprises the initial lease liability and any initial direct costs. The right-of-use asset is depreciated over the shorter of the lease term or the useful life of the underlying asset. The right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain re-measurements of the lease liability performed on as certain potential triggering events may arise (e.g. lease modifications). When the lease liability is re-measured, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The estimated lease term by right-of-use asset categories are as follows:

Buildings	5	years
Office equipment	5	years
IT equipment	5	years

Both the right-of-use-assets and lease liabilities are recognized in the consolidated balance sheets.

Property, plant and equipment

Property, plant and equipment

Equipment is shown at historical acquisition cost, less accumulated depreciation and any accumulated impairment losses. Historical costs include expenditures that are directly attributable to the acquisition of the property, plant and equipment. Depreciation is calculated using a straight-line method to write off the cost of each asset to its residual value over its estimated useful life as follows:

IT equipment	3	years
Laboratory equipment	5	years
Leasehold improvements/furniture	5	years

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date. Where an asset’s carrying amount is greater than its estimated recoverable amount, it is written down to its recoverable amount.

Gains and losses on disposals are determined by comparing the disposal proceeds with the carrying amount and are included in the consolidated statements of income/(loss).

Intangible assets

Intangible assets

AC Immune’s acquired in process research and development (IPR&D) asset is stated at cost less any impairments. The Company does not deem this asset ready for use until the asset obtains market approval. Therefore, during the development period after the date of acquisition until market approval, the IPR&D asset is not amortized. Upon market approval, the Company will determine the useful life of the asset, reclassify it from IPR&D and commence amortization. If the associated R&D effort is abandoned, the related IPR&D will likely be written off and we will record the relevant impairment charge. Finally, the Company will not capitalize future development costs in respect to this IPR&D asset until they meet the criteria for capitalization of research and development costs in accordance with IAS 38 Intangible Assets.

Our IPR&D asset is subject to impairment testing at least annually or when there are indications that the carrying value may not be recoverable until the completion of the development process. The determination of the recoverable amounts include key estimates which are highly sensitive to, and dependent upon, key assumptions.

The Company uses a discounted cash flow method to determine the fair value less costs to sell (recoverable amount) of our IPR&D intangible asset. The Company starts with a forecast of all the expected net cash flows, which incorporates the consideration of a terminal value and then the Company applies a discount rate to arrive at a risk-adjusted net present value amount.

Fair value of financial assets and liabilities

Fair value of financial assets and liabilities

The Company’s financial assets and liabilities are composed of receivables, short-term financial assets, cash and cash equivalents, trade payables and lease liabilities. The fair value of these financial instruments approximates their respective carrying values due to the short-term maturity of these instruments, and are held at their amortized cost in accordance with IFRS 9, unless otherwise explicitly noted.

Receivables

Receivables are recognized at their billing value. An allowance for doubtful accounts is recorded for potential estimated losses when there is evidence of the debtor’s inability to make required payments and the Company assesses on a forward-looking basis the expected credit losses associated with these receivables held at amortized cost.

Short-term financial assets

Short-term financial assets are held with external financial institutions and comprise fixed-term deposits with maturities ranging from more than 3 through 12 months in duration.

The Company assesses whether there is objective evidence that financial assets are impaired annually or whenever potential impairment triggers may occur.

Cash and cash equivalents

Cash and cash equivalents include deposits held with external financial institutions and cash on hand. All cash and cash equivalents are either in cash or in deposits with original duration of less than 3 months.

Trade payables

Trade payables are amounts due to third parties in the ordinary course of business.

Share capital and public offerings

Share capital and public offerings

Common shares are classified as equity. Share issuance costs are capitalized as incurred and will be shown in equity as a deduction, net of tax, from the proceeds received from existing or future offerings. Should a planned equity offering not be assessed as probable, the issuance costs would be expensed immediately in the consolidated statements of income/(loss). See “Note 11. Share capital.”

Treasury Shares

Treasury shares

Treasury shares are recognized at acquisition cost and deducted from shareholders’ equity at the time of acquisition, until they are subsequently resold, distributed or cancelled. Where such shares are subsequently sold, any consideration received is included in shareholders’ equity. See “Note 11. Share capital.”

Employee benefits

Employee benefits

Post-employment benefits

The Company operates the mandatory pension schemes for its employees in Switzerland. The schemes are generally funded through payments to insurance companies. The Company has a pension plan designed to pay pensions based on accumulated contributions on individual savings accounts. However, this plan is classified as a defined benefit plan under IAS 19.

The net defined benefit liability is the present value of the defined benefit obligation at the balance sheet date minus the fair value of plan assets. Significant estimates are used in determining the assumptions incorporated in the calculation of the pension obligations, which is supported by input from independent actuaries. The defined benefit obligation is calculated annually with the assistance of an independent actuary using the projected unit credit method, which reflects services rendered by employees to the date of valuation, incorporates assumptions concerning employees’ projected salaries and pension increases as well as discount rates of highly liquid corporate bonds that have terms to maturity approximating the terms of the related liability.

To the extent that the fair value of the plan assets is greater than the present value of the defined benefit obligation as calculated by our independent actuary, the Company accounts for the effect of the asset ceiling test under IAS 19.

Re-measurements of the net defined benefit liability, which comprise actuarial gains and losses and the return on plan assets (excluding interest) are recognized immediately in the consolidated statements of other comprehensive income/(loss). Past service costs, including curtailment gains or losses, are recognized immediately as a split in research and development and general and administrative expenses within the operating results. Settlement gains or losses are recognized in either research and development and/or general and administrative expenses within the operating results. The Company determines the net interest expense/(income) on the net defined benefit liability for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period or in case of any significant events between measurement dates to the then-net defined benefit liability, considering any changes in the net defined benefit liability during the period as a result of contributions and benefit payments. Net interest expense/(income) and other expenses related to defined benefit plans are recognized in the consolidated statements of income/(loss).

Share-based compensation

The Company operates an equity-settled, share-based compensation plan. The fair value of the employee services received in exchange for the grant of equity-based awards is recognized as an expense. The total amount to be expensed over the vesting period is determined by reference to the fair value of the instruments granted, excluding the impact of any non-market vesting conditions. Non-market vesting conditions are included in assumptions about the number of instruments that are expected to become exercisable. At each balance sheet date, the Company revises its estimates of the number of instruments that are expected to become exercisable. It recognizes the impact of the revision of original estimates, if any, prospectively in the consolidated statements of income/(loss), and a corresponding adjustment to equity over the remaining vesting period.

Stock options granted under the Company’s stock option plans C1 and the 2016 Stock Option and Incentive Plan are valued using the Black-Scholes option-pricing model (see “Note 18. Share-based compensation”). This valuation model as well as parameters used such as expected volatility and expected term of the stock options are partially based on management’s estimates.

The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium when the options are exercised.

We estimate the fair value of restricted share units using a reasonable estimate of market value of the common shares on the date of the award. We classify our share-based payments as equity-classified awards as they are settled in common shares. We measure equity-classified awards at their grant date fair value and do not subsequently re-measure them. Compensation costs related to equity-classified awards are equal to the fair value of the award at grant date amortized over the vesting period of the award using the graded method. We reclassify that portion of vested awards to share capital and share premium as the awards vest.

Provisions

Provisions

Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events where it is more likely than not that an outflow of resources will be required to settle the obligation, and a reliable estimate of the amount can be made.

Taxation

Taxation

Current income tax assets and liabilities for the period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the tax amounts are those that are enacted or substantively enacted, at the reporting date in accordance with the fiscal regulations of the respective country where the Company operates and generates taxable income. Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date. If required, deferred taxation is provided in full using the liability method, on all temporary differences at the reporting dates. It is calculated at the tax rates that are expected to apply to the period when it is anticipated the liabilities will be settled, and it is based on tax rates (and laws) that have been enacted or substantively enacted at the reporting date.

Deferred income tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized. Although the Company has substantial tax loss carry-forwards, historically, due to the fact that the Company had limited certainty on the achievement of key milestones, it has not recognized any deferred tax assets as the probability for use is low.

As disclosed in “Note 16. Income taxes,” the Company has tax losses that can generally be carried forward for a period of 7 years from the period the loss was incurred. These tax losses represent potential value to the Company to the extent that the Company is able to create taxable profits before the expiry period of these tax losses. The Company has not recorded any deferred tax assets in relation to these tax losses.

Earnings per share

Earnings per share

The Company presents basic earnings per share for each period in the consolidated financial statements. The earnings per share are calculated by dividing the earnings of the period by the weighted-average number of shares outstanding during the period. Diluted earnings per share reflect the potential dilution that could occur if dilutive securities such as share options or non-vested restricted share units were vested or exercised into common shares or resulted in the issuance of common shares that would participate in net income. Anti-dilutive shares are excluded from the dilutive earnings per share calculation.

Segment reporting

Segment reporting

The Company has one segment. The Company currently focuses most of its resources on discovering and developing therapeutic and diagnostic products targeting misfolded proteins.

The Company is managed and operated as one business. A single management team that reports to the chief operating decision maker comprehensively manages the entire business. Accordingly, the Company views its business and manages its operations as one operating segment. Non-current assets are located in, and revenue is allocated and recorded within, the Company’s country of domicile, Switzerland.

Accounting policies, new standards, interpretations and amendments adopted by the Company

Accounting policies, new standards, interpretations and amendments adopted by the Company

There are no new IFRS standards, amendments or interpretations that are mandatory as of January 1, 2022 that are relevant to the Company. Additionally, the Company has not adopted any standard, interpretation or amendment that has been issued but is not yet effective. Such standards are not currently expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.